Warranties (Tables)	9 Months Ended
Jul. 29, 2011
Warranties [Abstract]
Changes in product warranty reserve
The following table reconciles the changes in the product warranty reserve:

	Quarter Ended		Nine Months Ended
	July 29,	July 30,	July 29,	July 30,
In thousands	2011	2010	2011	2010
Balance, beginning of period	$66,776	$59,726	$62,351	$58,947
Accrual for warranty expensed during the period	9,780	6,415	27,376	24,359
Settlements made during the period	(9,408)	(7,549)	(25,076)	(23,385)
Change in liability for pre-existing warranties
during the period, including expirations	928	(117)	1,170	(778)
Effect of foreign currency translation	(398)	(505)	1,857	(1,173)
Acquired warranty accrual – LeTourneau	11,545	-	11,545	-
Balance, end of period	$79,223	$57,970	$79,223	$57,970